FAIR VALUE DISCLOSURES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Measurements Not Included In Quantitative Information About Level 3 Fair Value Measurements	$ 594	$ 865
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Classified As Level 3	37.50%	63.10%
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Measured At Fair Value On Recurring Basis	0.40%	0.60%
Business combination, contingent consideration, liability	$ 18	$ 31
Projected AUM growth rate	18.00%	46.00%
Revenue growth rate		43.00%
Discount rate		3.00%
Public corporate | Matrix Pricing Model Valuation Technique | Private corporate
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Percentage Of Level 3 Asset Fair Value	81.80%	51.20%
Fair Value Unabsorvable Inputs	$ 691	$ 215
Asset-backed Securities
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	$ 3	$ 7
Asset-backed Securities | Matrix Pricing Model Valuation Technique
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Percentage Of Level 3 Asset Fair Value	8.30%	7.50%
Separate Accounts
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	$ 12	$ 28
Separate Accounts | Discounted Cash Flow Valuation Technique | Private Equity Funds
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	1	2
Separate Accounts | Discounted Cash Flow Valuation Technique | Mortgage loans on real estate
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	2	5
Separate Accounts | Third Party Appraisal And Discounted Cash Flow Valuation Technique | Private Real Estate Fund
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair Value Unabsorvable Inputs	$ 295	$ 271
Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Revenue growth rate	4.00%
Discount rate	1.40%
Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Revenue growth rate	31.00%
Discount rate	6.40%